Vista Outdoor Inc. - 10-Q Leases (Lease Cost) (Details) - Vista Outdoor Inc. - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 25, 2023	Mar. 31, 2024	Mar. 31, 2023
Lessee, Lease, Description [Line Items]
Fixed operating lease costs	$ 6,429	$ 7,101	$ 27,212	$ 28,128
Variable operating lease costs	1,247	1,210	4,635	3,200
Operating and sublease income	(160)	(192)	(893)	(602)
Net lease costs	$ 7,516	$ 8,119	$ 30,954	$ 30,726
Weighted average remaining lease term (years):
Operating leases, weighted average remaining lease term (in years)	8 years 8 months 26 days		8 years 9 months 25 days	9 years 8 months 15 days
Weighted average discount rate:
Operating leases, weighted average discount rate (in percent)	8.69%		8.64%	8.43%